Employee Benefits (Details) - Schedule of movement in net defined benefit liabilities (assets) and in their components - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined benefit obligation [Member]
Employee Benefits (Details) - Schedule of movement in net defined benefit liabilities (assets) and in their components [Line Items]
Balance as of January 1
Included in other comprehensive income
Effect of movements in exchange rates	91
Other movements
Changes from business combinations and loss of control	(15,907)
Balance as of December 31	(15,816)
Fair value of plan assets [Member]
Employee Benefits (Details) - Schedule of movement in net defined benefit liabilities (assets) and in their components [Line Items]
Balance as of January 1
Included in other comprehensive income
Effect of movements in exchange rates	(67)
Other movements
Changes from business combinations and loss of control	11,738
Balance as of December 31	11,671
Net defined benefit liability (asset) [Member]
Employee Benefits (Details) - Schedule of movement in net defined benefit liabilities (assets) and in their components [Line Items]
Balance as of January 1
Included in other comprehensive income
Effect of movements in exchange rates	24
Other movements
Changes from business combinations and loss of control	(4,169)
Balance as of December 31	$ (4,145)